Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2018
Entity Registrant Name	dei_EntityRegistrantName	PUTNAM VARIABLE TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000822671
Amendment Flag	dei_AmendmentFlag	false
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Trading Symbol	dei_TradingSymbol	PVT
Document Creation Date	dei_DocumentCreationDate	Aug. 01, 2019
Document Effective Date	dei_DocumentEffectiveDate	Sep. 01, 2019
Prospectus Date	rr_ProspectusDate	Apr. 30, 2019
Putnam VT Sustainable Leaders Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (for periods ended 12/31/18)
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Prospectus Supplement	August 1, 2019

Putnam VT Sustainable Leaders Fund

Prospectus dated April 30, 2019

Effective September 1, 2019, the “Average annual total returns” table and related footnotes in the “Investments, risks, and performance - Performance” section are replaced in their entirety with the following:

Average annual total returns
(for periods ended 12/31/18)

Share class	1 year	5 years	10 years
Class IA	-1.28%	9.46%	14.29%
Class IB	-1.53%	9.19%	14.00%
S&P 500 Index (no deduction for fees, expenses or taxes)*	-4.38%	8.49%	13.12%
Russell 3000 Growth-S&P 500 Linked Benchmark	-2.12%	9.99%	15.15%
(no deduction for fees, expenses or taxes) **

* As of September 1, 2019, the S&P 500 Index (an unmanaged market capitalization weighted index of common stock performance) replaced the Russell 3000 Growth Index (a market capitalization weighted index based on the Russell 3000 Index, used to provide a gauge of the performance of growth stocks in the United States) as the benchmark for this fund because, in Putnam Management’s opinion, the securities tracked by the S&P 500 Index more accurately reflect the types of securities that generally are held by the fund. The average annual total returns of the Russell 3000 Growth Index for the one-year, five-year, and ten-year periods ended on December 31, 2018 were -2.12%, 9.99%, and 15.15%, respectively. Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

**The Russell 3000 Growth-S&P 500 Linked Benchmark represents performance of the Russell 3000 Growth Index from the inception date of the fund, August 31, 1990, through August 31, 2019 and performance of the S&P 500 Index from September 1, 2019 forward.

317972 8/19

Putnam VT Sustainable Leaders Fund | S&P 500 Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(4.38%)	[1]
5 Years	rr_AverageAnnualReturnYear05	8.49%	[1]
10 Years	rr_AverageAnnualReturnYear10	13.12%	[1]
Putnam VT Sustainable Leaders Fund | Russell 3000 Growth-S&P 500 Linked Benchmark (no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(2.12%)	[2]
5 Years	rr_AverageAnnualReturnYear05	9.99%	[2]
10 Years	rr_AverageAnnualReturnYear10	15.15%	[2]
Putnam VT Sustainable Leaders Fund | Class IA
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(1.28%)
5 Years	rr_AverageAnnualReturnYear05	9.46%
10 Years	rr_AverageAnnualReturnYear10	14.29%
Putnam VT Sustainable Leaders Fund | Class IB
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(1.53%)
5 Years	rr_AverageAnnualReturnYear05	9.19%
10 Years	rr_AverageAnnualReturnYear10	14.00%

[1]	As of September 1, 2019, the S&P 500 Index (an unmanaged market capitalization weighted index of common stock performance) replaced the Russell 3000 Growth Index (a market capitalization weighted index based on the Russell 3000 Index, used to provide a gauge of the performance of growth stocks in the United States) as the benchmark for this fund because, in Putnam Management's opinion, the securities tracked by the S&P 500 Index more accurately reflect the types of securities that generally are held by the fund. The average annual total returns of the Russell 3000 Growth Index for the one-year, five-year, and ten-year periods ended on December 31, 2018 were -2.12%, 9.99%, and 15.15%, respectively. Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell(R) is a trademark of Frank Russell Company.
[2]	The Russell 3000 Growth-S&P 500 Linked Benchmark represents performance of the Russell 3000 Growth Index from the inception date of the fund, August 31, 1990, through August 31, 2019 and performance of the S&P 500 Index from September 1, 2019 forward.